CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning Balance at Dec. 31, 2014	$ 10,385	$ 97,132	$ 9,674	$ (98,042)	$ 1,621
Beginning Balance (Shares) at Dec. 31, 2014	36,480,427
Statement [Line Items]
Issue of shares on exercise of options	$ 23	23
Issue of shares on exercise of options (Shares)	29,898
Contributed surplus reallocated on exercise of options		7	(7)
Stock-based compensation	$ 771		771
Loss	(7,108)			(7,108)
Foreign currency translation adjustment	$ 2,497				2,497
Adjustment due to fractional rounding (Shares)	(372)
Ending Balance at Dec. 31, 2015	$ 6,568	97,162	10,438	(105,150)	4,118
Ending Balance (Shares) at Dec. 31, 2015	36,509,953
Statement [Line Items]
Shares issued via private placements, net of issuance costs	$ 949	949
Shares issued via private placements, net of issuance costs (Shares)	8,298,333
Stock-based compensation	$ 188		188
Loss	(5,486)			(5,486)
Foreign currency translation adjustment	(673)				(673)
Ending Balance at Dec. 31, 2016	$ 1,546	98,111	10,626	(110,636)	3,445
Ending Balance (Shares) at Dec. 31, 2016	44,808,286
Statement [Line Items]
Shares issued via private placements, net of issuance costs	$ 3,718	3,718
Shares issued via private placements, net of issuance costs (Shares)	58,797,802
Flow-through share liability	$ (114)	(114)
Contributed surplus related to value of conversion feature on loans from related parties	3,118		3,118
Stock-based compensation	8		8
Loss	(5,209)			(5,209)
Foreign currency translation adjustment	(973)				(973)
Ending Balance at Dec. 31, 2017	$ 2,094	$ 101,715	$ 13,752	$ (115,845)	$ 2,472
Ending Balance (Shares) at Dec. 31, 2017	103,606,088